Business Segments (Financial Information By Business Segment) (Detail) (JPY ¥) In Billions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014		Mar. 31, 2013		Mar. 31, 2012
Segment Reporting Information [Line Items]
Net revenue	¥ 3,873.1		¥ 3,716.7		¥ 3,581.1
Operating expenses	2,410.0		2,209.1		2,102.6
Operating profit (loss)	1,463.1		1,507.6		1,478.5
BTMU And MUTB [Member]
Segment Reporting Information [Line Items]
Net revenue	2,286.7		2,390.3		2,349.4
Net revenue, Net interest income	1,307.8		1,318.0		1,347.3
Net revenue, Net fees	646.1		582.4		543.3
Net revenue, Other	332.8		489.9		458.8
Other Than BTMU And MUTB [Member]
Segment Reporting Information [Line Items]
Net revenue	1,586.4	[1]	1,326.4	[1]	1,231.7	[1]
Business Segment [Member] | Integrated Retail Banking Business Group [Member]
Segment Reporting Information [Line Items]
Net revenue	1,290.6		1,207.8		1,227.1
Operating expenses	961.9		917.3		915.8
Operating profit (loss)	328.7		290.5		311.3
Business Segment [Member] | Integrated Retail Banking Business Group [Member] | BTMU And MUTB [Member]
Segment Reporting Information [Line Items]
Net revenue	569.9		561.5		583.0
Net revenue, Net interest income	398.1		428.1		467.7
Net revenue, Net fees	163.5		124.8		105.6
Net revenue, Other	8.3		8.6		9.7
Business Segment [Member] | Integrated Retail Banking Business Group [Member] | Other Than BTMU And MUTB [Member]
Segment Reporting Information [Line Items]
Net revenue	720.7	[1]	646.3	[1]	644.1	[1]
Business Segment [Member] | Integrated Corporate Banking Business Group [Member]
Segment Reporting Information [Line Items]
Net revenue	924.5		864.0		870.7
Operating expenses	438.4		434.4		440.5
Operating profit (loss)	486.1		429.6		430.2
Business Segment [Member] | Integrated Corporate Banking Business Group [Member] | BTMU And MUTB [Member]
Segment Reporting Information [Line Items]
Net revenue	801.0		767.9		778.2
Net revenue, Net interest income	374.8		382.2		402.8
Net revenue, Net fees	337.5		312.6		303.1
Net revenue, Other	88.7		73.1		72.3
Business Segment [Member] | Integrated Corporate Banking Business Group [Member] | Other Than BTMU And MUTB [Member]
Segment Reporting Information [Line Items]
Net revenue	123.5	[1]	96.1	[1]	92.5	[1]
Business Segment [Member] | Integrated Trust Assets Business Group [Member]
Segment Reporting Information [Line Items]
Net revenue	159.2		138.8		140.1
Operating expenses	94.4		88.3		87.3
Operating profit (loss)	64.8		50.5		52.8
Business Segment [Member] | Integrated Trust Assets Business Group [Member] | BTMU And MUTB [Member]
Segment Reporting Information [Line Items]
Net revenue	65.5		55.4		55.7
Net revenue, Net fees	65.5		55.4		55.7
Business Segment [Member] | Integrated Trust Assets Business Group [Member] | Other Than BTMU And MUTB [Member]
Segment Reporting Information [Line Items]
Net revenue	93.7	[1]	83.4	[1]	84.4	[1]
Business Segment [Member] | Integrated Global Business Group [Member]
Segment Reporting Information [Line Items]
Net revenue	943.8		753.9		616.6
Operating expenses	566.4		452.2		369.5
Operating profit (loss)	377.4		301.7		247.1
Business Segment [Member] | Integrated Global Business Group [Member] | Other Than MUAH [Member]
Segment Reporting Information [Line Items]
Net revenue	567.9		465.4		364.6
Operating expenses	299.5		246.8		196.5
Operating profit (loss)	268.4		218.6		168.1
Business Segment [Member] | Integrated Global Business Group [Member] | MUAH [Member]
Segment Reporting Information [Line Items]
Net revenue	375.9		288.5		252.0
Operating expenses	266.9		205.4		173.0
Operating profit (loss)	109.0		83.1		79.0
Business Segment [Member] | Integrated Global Business Group [Member] | BTMU And MUTB [Member]
Segment Reporting Information [Line Items]
Net revenue	443.1		358.4		286.1
Net revenue, Net interest income	235.8		181.5		128.2
Net revenue, Net fees	164.7		141.6		122.6
Net revenue, Other	42.6		35.3		35.3
Business Segment [Member] | Integrated Global Business Group [Member] | BTMU And MUTB [Member] | Other Than MUAH [Member]
Segment Reporting Information [Line Items]
Net revenue	443.1		358.4		286.1
Net revenue, Net interest income	235.8		181.5		128.2
Net revenue, Net fees	164.7		141.6		122.6
Net revenue, Other	42.6		35.3		35.3
Business Segment [Member] | Integrated Global Business Group [Member] | Other Than BTMU And MUTB [Member]
Segment Reporting Information [Line Items]
Net revenue	500.7	[1]	395.5	[1]	330.5	[1]
Business Segment [Member] | Integrated Global Business Group [Member] | Other Than BTMU And MUTB [Member] | Other Than MUAH [Member]
Segment Reporting Information [Line Items]
Net revenue	124.8	[1]	107.0	[1]	78.5	[1]
Business Segment [Member] | Integrated Global Business Group [Member] | Other Than BTMU And MUTB [Member] | MUAH [Member]
Segment Reporting Information [Line Items]
Net revenue	375.9	[1]	288.5	[1]	252.0	[1]
Business Segment [Member] | Global Markets [Member]
Segment Reporting Information [Line Items]
Net revenue	568.6		763.0		727.9
Operating expenses	176.5		142.5		128.1
Operating profit (loss)	392.1		620.5		599.8
Business Segment [Member] | Global Markets [Member] | BTMU And MUTB [Member]
Segment Reporting Information [Line Items]
Net revenue	411.6		655.7		645.8
Net revenue, Net interest income	219.5		262.1		309.0
Net revenue, Net fees	(23.1)		(19.2)		(16.4)
Net revenue, Other	215.2		412.8		353.2
Business Segment [Member] | Global Markets [Member] | Other Than BTMU And MUTB [Member]
Segment Reporting Information [Line Items]
Net revenue	157.0	[1]	107.3	[1]	82.1	[1]
Other [Member]
Segment Reporting Information [Line Items]
Net revenue	(13.6)		(10.8)		(1.3)
Operating expenses	172.4		174.4		161.4
Operating profit (loss)	(186.0)		(185.2)		(162.7)
Other [Member] | BTMU And MUTB [Member]
Segment Reporting Information [Line Items]
Net revenue	(4.4)		(8.6)		0.6
Net revenue, Net interest income	79.6		64.1		39.6
Net revenue, Net fees	(62.0)		(32.8)		(27.3)
Net revenue, Other	(22.0)		(39.9)		(11.7)
Other [Member] | Other Than BTMU And MUTB [Member]
Segment Reporting Information [Line Items]
Net revenue	¥ (9.2)	[1]	¥ (2.2)	[1]	¥ (1.9)	[1]

[1]	Includes MUFG and its subsidiaries other than BTMU and MUTB.